Condensed Consolidated Balance Sheets (Parentheticals) - DIAMIR BIOSCIENCES CORP - $ / shares	Feb. 28, 2026	May 31, 2025	May 31, 2024
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding (in Shares)	4,440,891	4,440,891	4,440,891
Common stock, shares issued (in Shares)	4,440,891	4,440,891	4,440,891